SUBSEQUENT EVENTS	6 Months Ended
Feb. 29, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

Subsequent to period end, various measures have been implemented in South Africa, Canada and the rest of the world in response to the increased impact of the COVID-19 virus.  Effective at 12:01AM on March 27, 2020 the South African government announced a 21-day lockdown across all of South Africa to fight the COVID-19 virus.  Individuals will not be able to leave their residences except under strictly controlled circumstances (to buy food or medicine and/or seek medical care).  Similar efforts are being implemented across Canada.  This lockdown will slow development at the Waterberg Project.

While the impact of COVID-19 is expected to be temporary, the current circumstances are dynamic and the impacts of COVID-19 on our business operations, including development at Waterberg can not be reasonably estimated at this time.  The pandemic could have material adverse impacts on our business, liquidity, results of operations and financial position in 2020.